Accumulated Other Comprehensive Income (loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains included in net income, net of tax (benefit)	$ 633	$ 844	$ 2,791